STOCK-BASED COMPENSATION (Details 4) (USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock Activity [Line Items]
Nonvested balance at January 1, 2014, Nonvested Number of Shares	12,700
Granted, Nonvested Number of Shares	3,950
Vested, Nonvested Number of Shares	(3,750)
Forfeited/expired, Nonvested Number of Shares	0
Nonvested balance at December 31, 2014, Nonvested Number of Shares	12,900
Nonvested balance at January 1, 2014, Weighted Average Grant Date Fair Value	$ 19.83
Granted, Weighted Average Grant Date Fair Value	$ 24.47
Vested, Weighted Average Grant Date Fair Value	$ 17.40
Forfeited/expired, Weighted Average Grant Date Fair Value	$ 0.00
Nonvested balance at December 31, 2014, Weighted Average Grant Date Fair Value	$ 21.95